DEBT (Contractual Obligation, Fiscal Year Maturity Schedule Table 2) (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reorganization expense	$ 233	$ 3,849	$ 520	$ (4,471)		$ 131	$ 5,659
Repayments of secured debt					$ 458,416	65,167
Write off of deferred debt issuance cost					(7,020)	(5,097)
Parent Company [Member]
Reorganization expense						131	5,659
Repayments of secured debt					458,416	65,167
Write off of deferred debt issuance cost					(7,020)
Debt Facilities 2017 [Member]
Payments of debt issuance costs					24,307
Deferred finance costs, gross					15,067
Write off of deferred debt issuance cost					9,240
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost					7,020
INSW Facilities [Member]
Contractual interest (including default interest)					39,784	38,442	42,688
Line of credit facility, maximum borrowing capacity	50,000					50,000
Debt instrument, face amount	628,375					628,375
Interest Paid					33,367	33,039	36,368
Write off of deferred debt issuance cost						5,097
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost						3,755
Gain (Loss) on Extinguishment of Debt						(1,342)
Debt Issuance Costs, Legal and Consulting Fees						225
INSW Facilities [Member] | Parent Company [Member]
Debt instrument, face amount	628,375					628,375
Write off of deferred debt issuance cost						5,097
Gain (Loss) on Extinguishment of Debt, before Write off of Debt Issuance Cost						3,755
Gain (Loss) on Extinguishment of Debt						(1,342)
Debt Issuance Costs, Legal and Consulting Fees						225
INSW Facilities, due 2019 [Member]
Contractual interest (including default interest)					16,743	38,442	42,688
Repayments of secured debt						83,832
Interest Paid					16,732	33,039	36,368
Debt instrument, repurchased face amount	68,922					68,922
INSW Facilities, due 2019 [Member] | Parent Company [Member]
Repayments of secured debt						83,832
Debt instrument, repurchased face amount	68,922					68,922
Term Loan Facility, due 2022 [Member]
Contractual interest (including default interest)					22,546
Debt instrument, face amount					500,000
Interest Paid					16,319
Revolver Facility [Member]
Contractual interest (including default interest)					495
Line of credit facility, maximum borrowing capacity	50,000					50,000
Interest Paid					316
Revolving Credit Facility [Member] | Parent Company [Member]
Line of credit facility, maximum borrowing capacity					50,000
Revolving Credit Facility [Member] | INSW Facilities [Member]
Deferred finance costs, gross	1,691					1,691
OSG Inc. [Member]
Reorganization expense					131	131	$ 5,659
Term Loan [Member] | INSW Facilities [Member]
Deferred finance costs, gross	$ 19,827				$ 23,626	$ 19,827